VIEs (VIEs Consolidated within Sogou Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 287,185	$ 142,464
Restricted cash	23,018	5,370
Short-term investments	774,618	995,350
Accounts receivable and financing receivables, net	71,186	131,813
Prepaid and other current assets	28,947	26,888
Due from related parties	2,471	2,837
Total current assets	1,187,425	1,304,722
Long-term investments, net	74,004	63,345
Fixed assets, net	76,851	110,006
Intangible assets, net	1,226	1,514
Goodwill	6,527	5,534	$ 5,625
Other assets	35,850	20,975
Total assets	1,395,132	1,522,402
LIABILITIES
Accounts payable	106,889	111,587
Accrued and other short-term liabilities	118,442	150,275
Receipts in advance	64,414	67,902
Accrued salary and benefits	25,350	24,167
Taxes payable	64,082	76,688
Due to related parties	27,102	22,594
Total current liabilities	406,279	453,213
Long-term liabilities	10,721	5,686
Total liabilities	417,000	458,899
Net revenue	924,664	1,172,252	1,124,158
Net loss	(108,832)	89,105	98,781
Cash flows of the VIEs
Net cash provided by/(used in) operating activities	(68,256)	219,510	144,958
Net cash (used in)/ provided by investing activities	235,376	(217,551)	(650,797)
Net cash provided by financing activities	(8,150)	(33,414)	1
VIEs [Member]
ASSETS
Cash and cash equivalents	6,573	12,209
Restricted cash	20,981	5,342
Short-term investments	0	7,192
Accounts receivable and financing receivables, net	28,397	72,214
Prepaid and other current assets	10,946	3,942
Intra-Sogou Group receivable due from the Company and the Company's subsidiaries	0	19,765
Due from related parties	0	683
Total current assets	66,897	121,347
Long-term investments, net	37,328	26,169
Fixed assets, net	1,652	761
Intangible assets, net	5	0
Goodwill	4,259	3,412
Other assets	2,870	1,902
Total assets	113,011	153,591
LIABILITIES
Accounts payable	72,611	66,186
Accrued and other short-term liabilities	39,502	55,694
Receipts in advance	7,944	8,981
Accrued salary and benefits	1,047	1,250
Taxes payable	2,159	6,084
Intra-Sogou Group receivable due to the Company and the Company's subsidiaries	62,780	0
Due to related parties	646	108
Total current liabilities	186,689	138,303
Long-term liabilities	1,023	1,130
Total liabilities	187,712	139,433
Net revenue	375,093	501,495	423,270
Net loss	(82,329)	(1,491)	(19,534)
Cash flows of the VIEs
Net cash provided by/(used in) operating activities	(13,244)	(5,046)	51,657
Net cash (used in)/ provided by investing activities	7,797	(18,040)	(48,161)
Net cash provided by financing activities	$ 152	$ 8,601	$ 0